December 1, 2016 (as revised July 31, 2017)

American Century Investments
Prospectus

One Choice® In Retirement Portfolio R6	One Choice® 2040 Portfolio R6
R6 Class (ARDTX)	R6 Class (ARDUX)
One Choice® 2020 Portfolio R6	One Choice® 2045 Portfolio R6
R6 Class (ARBDX)	R6 Class (ARDOX)
One Choice® 2025 Portfolio R6	One Choice® 2050 Portfolio R6
R6 Class (ARWDX)	R6 Class (ARFEX)
One Choice® 2030 Portfolio R6	One Choice® 2055 Portfolio R6
R6 Class (ARCUX)	R6 Class (AREUX)
One Choice® 2035 Portfolio R6	One Choice® 2060 Portfolio R6
R6 Class (ARLDX)	R6 Class (ARGDX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

Fund Summary – One Choice In Retirement Portfolio R6	2
Investment Objective	2
Fees and Expenses	2
Principal Investment Strategies	2
Principal Risks	3
Fund Performance	4
Portfolio Management	4
Purchase and Sale of Fund Shares	5
R6 Funds Reorganization	5
Tax Information	5
Fund Summary – One Choice 2020 Portfolio R6	6
Investment Objective	6
Fees and Expenses	6
Principal Investment Strategies	6
Principal Risks	8
Fund Performance	8
Portfolio Management	9
Purchase and Sale of Fund Shares	9
R6 Funds Reorganization	9
Tax Information	10
Fund Summary – One Choice 2025 Portfolio R6	11
Investment Objective	11
Fees and Expenses	11
Principal Investment Strategies	11
Principal Risks	13
Fund Performance	13
Portfolio Management	14
Purchase and Sale of Fund Shares	14
R6 Funds Reorganization	14
Tax Information	15
Fund Summary – One Choice 2030 Portfolio R6	16
Investment Objective	16
Fees and Expenses	16
Principal Investment Strategies	16
Principal Risks	18
Fund Performance	18
Portfolio Management	19
Purchase and Sale of Fund Shares	19
R6 Funds Reorganization	19
Tax Information	20
Fund Summary – One Choice 2035 Portfolio R6	21
Investment Objective	21
Fees and Expenses	21
Principal Investment Strategies	21
Principal Risks	23
Fund Performance	23
Portfolio Management	24
Purchase and Sale of Fund Shares	24
R6 Funds Reorganization	24
Tax Information	25

Fund Summary – One Choice 2040 Portfolio R6	26
Investment Objective	26
Fees and Expenses	26
Principal Investment Strategies	26
Principal Risks	28
Fund Performance	28
Portfolio Management	29
Purchase and Sale of Fund Shares	29
R6 Funds Reorganization	29
Tax Information	30
Fund Summary – One Choice 2045 Portfolio R6	31
Investment Objective	31
Fees and Expenses	31
Principal Investment Strategies	31
Principal Risks	33
Fund Performance	33
Portfolio Management	34
Purchase and Sale of Fund Shares	34
R6 Funds Reorganization	34
Tax Information	35
Fund Summary – One Choice 2050 Portfolio R6	36
Investment Objective	36
Fees and Expenses	36
Principal Investment Strategies	36
Principal Risks	38
Fund Performance	38
Portfolio Management	39
Purchase and Sale of Fund Shares	39
R6 Funds Reorganization	39
Tax Information	40
Fund Summary – One Choice 2055 Portfolio R6	41
Investment Objective	41
Fees and Expenses	41
Principal Investment Strategies	41
Principal Risks	43
Fund Performance	43
Portfolio Management	44
Purchase and Sale of Fund Shares	44
R6 Funds Reorganization	44
Tax Information	45
Fund Summary – One Choice 2060 Portfolio R6	46
Investment Objective	46
Fees and Expenses	46
Principal Investment Strategies	46
Principal Risks	48
Fund Performance	48
Portfolio Management	49
Purchase and Sale of Fund Shares	49
R6 Funds Reorganization	49
Tax Information	49

Objectives, Strategies and Risks	50
Management	56
Investing Through a Financial Intermediary	58
Additional Policies Affecting Your Investment	59
Share Price and Distributions	61
Taxes	62
Financial Highlights	62

©2017 American Century Proprietary Holdings, Inc. All rights reserved.

Fund Summary – One Choice In Retirement Portfolio R6
Investment Objective
The fund seeks current income. Capital appreciation is a secondary objective.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
R6 Class
Management Fee	0.52%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses[2]	0.03%
Total Annual Fund Operating Expenses	0.55%
Fee Waiver[3]	0.13%
Total Annual Fund Operating Expenses After Waiver	0.42%
1 The expense information in the table has been restated to reflect current fees.
2 Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
3 The advisor has agreed to waive 0.13 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 30, 2018 and cannot terminate it prior to such date without the approval of the Board of Directors.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
R6 Class	$43	$163	$295	$677
Portfolio Turnover
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 22% of the average value of its portfolio.
Principal Investment Strategies
One Choice In Retirement Portfolio R6 is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international). The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of December 1, 2016, except the allocation to NT High Income Fund was changed from an equivalent allocation to High-Yield Fund on May 19, 2017.

Equity Securities (Stock Funds)	45.00%
NT Core Equity Plus Fund	3.00%
NT Disciplined Growth Fund	1.50%
NT Equity Growth Fund	10.00%
NT Global Real Estate Fund	1.00%
NT Growth Fund	4.50%
NT Heritage Fund	2.25%
NT International Growth Fund	4.50%
NT International Value Fund	2.25%
NT Large Company Value Fund	9.50%
NT Mid Cap Value Fund	4.50%
NT Small Company Fund	2.00%

Fixed-Income Securities (Bond Funds)	45.00%
Global Bond Fund	7.00%
NT High Income Fund	3.80%
Inflation-Adjusted Bond Fund	1.50%
International Bond Fund	5.00%
NT Diversified Bond Fund	21.60%
Short Duration Inflation Protection Bond Fund	6.10%

Cash Equivalents (Money Market Fund)	10.00%
U.S. Government Money Market Fund	10.00%

 The neutral mix of One Choice In Retirement Portfolio R6 is expected to remain fixed over time. The fund is generally intended for investors near to, at, or in retirement and who likely are no longer making new investments in the fund. The fund is designed for investors who plan to gradually withdraw the value of their account after retirement. The fund assumes a retirement age of 65 and may not be appropriate for an investor retiring at an age well before or after age 65.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. In order to better balance risks in changing market environments, the portfolio managers may make modest deviations from the neutral mix in light of prevailing market conditions. We reserve the right to modify the neutral mix and underlying funds from time to time should circumstances warrant a change.
Principal Risks

•
Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s neutral mix, selecting and weighting the underlying funds, and implementing any deviations from the neutral mix. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•
Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price.

•
High-Yield Securities Risk – Some of the underlying funds may invest in high-yield securities, which are considered to have speculative characteristics and are more likely to be negatively affected by changes in economic conditions.

•
Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) or the Bloomberg Industry Classification Standard (BICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for R6 Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit ipro.americancentury.com.

Calendar Year Total Returns
Highest Performance Quarter (2Q 2014): 3.03% Lowest Performance Quarter (3Q 2015): -3.63%
As of September 30, 2016, the most recent calendar quarter end, the fund’s R6 Class year-to-date return was 6.29%.

Average Annual Total Returns For the calendar year ended December 31, 2015	1 year	Since Inception	Inception Date
R6 Class Return Before Taxes	-1.32%	4.00%	07/31/2013
S&P Target Date Retirement Income Index (reflects no deduction for fees, expenses or taxes)	-0.18%	3.16%	07/31/2013
Portfolio Management
Investment Advisor
American Century Investment Management, Inc.
Portfolio Managers
Richard Weiss, Chief Investment Officer - Multi-Asset Strategies, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2013.
Radu Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.
Scott Wilson, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.
G. David MacEwen, Co-Chief Investment Officer, has been chairman of the firm’s Asset Allocation Committee since December 2013.

Purchase and Sale of Fund Shares
The fund’s R6 Class shares may be purchased or redeemed only through certain employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants. To be eligible, the fund’s shares must be held through plan level or omnibus accounts held on the books of the fund. The fund is not available to retail accounts, traditional or Roth IRAs, SEP IRAs, SIMPLE IRAs, SARSEPs or Coverdell education savings accounts.
There is no minimum initial or subsequent investment amounts for R6 Class shares, but financial intermediaries or plan recordkeepers may require plans to meet different investment minimums.
Fund Reorganization
The Board of Directors has approved an agreement and plan of reorganization, whereby the net assets of the fund will be transferred to the One Choice In Retirement Portfolio (the “Acquiring Fund”) in exchange for shares of the R6 Class of such fund (the “Reorganization”). The Board, including the Directors who are not deemed to be “interested persons” pursuant to Section 2(a)(19) of the Investment Company Act of 1940, as amended, considered the proposed Reorganization and determined that it is in the best interests of the fund and would not dilute the interests of the fund’s shareholders. The Reorganization does not require a shareholder vote.
The Reorganization is expected to be effective on October 20, 2017, as of the close of the New York Stock Exchange. Shareholders will receive shares of equal value of the R6 Class of the Acquiring Fund in exchange for their shares of the fund. The value of a shareholder’s account will not change as a result of the transaction.
It is expected that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss as a result of the Reorganization. Shareholders will receive a distribution of net income and/or realized gains, if any, prior to the Reorganization.
The fund and the Acquiring Fund have the same investment objectives and strategies, and their total expense ratios are expected to be the same.
For additional information about the Acquiring Fund, please refer to the Acquiring Fund’s prospectus and statement of additional information, which are available at americancentury.com and can also be obtained by calling us at 1-800-345-2021 (retail investors) or 1-800-345-6488 (financial professionals).
Tax Information
By investing in the fund through a tax-deferred account such as an employer-sponsored retirement plan, you will not be subject to tax on dividend or capital gains distributions from the fund. Withdrawals from such tax-deferred accounts may be subject to tax at a later date.

Fund Summary – One Choice 2020 Portfolio R6
Investment Objective
The fund seeks the highest total return consistent with its asset mix.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
R6 Class
Management Fee	0.52%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses[2]	0.03%
Total Annual Fund Operating Expenses	0.55%
Fee Waiver[3]	0.13%
Total Annual Fund Operating Expenses After Waiver	0.42%
1 The expense information in the table has been restated to reflect current fees.
2 Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
3 The advisor has agreed to waive 0.13 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 30, 2018 and cannot terminate it prior to such date without the approval of the Board of Directors.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
R6 Class	$43	$163	$295	$677
Portfolio Turnover
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 17% of the average value of its portfolio.
Principal Investment Strategies
One Choice 2020 Portfolio R6 is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international).

The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of December 1, 2016, except the allocation to NT High Income Fund was changed from an equivalent allocation to High-Yield Fund on May 19, 2017.

Equity Securities (Stock Funds)	47.90%
NT Core Equity Plus Fund	3.00%
NT Disciplined Growth Fund	1.73%
NT Emerging Markets Fund	0.75%
NT Equity Growth Fund	9.75%
NT Global Real Estate Fund	1.15%
NT Growth Fund	5.01%
NT Heritage Fund	2.71%
NT International Growth Fund	4.63%
NT International Small-Mid Cap Fund	0.19%
NT International Value Fund	2.63%
NT Large Company Value Fund	9.50%
NT Mid Cap Value Fund	5.00%
NT Small Company Fund	1.85%

Fixed-Income Securities (Bond Funds)	43.60%
Global Bond Fund	6.63%
NT High Income Fund	3.75%
Inflation-Adjusted Bond Fund	2.35%
International Bond Fund	4.75%
NT Diversified Bond Fund	20.97%
Short Duration Inflation Protection Bond Fund	5.15%

Cash Equivalents (Money Market Fund)	8.50%
U.S. Government Money Market Fund	8.50%

The target date in the fund name (2020) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund’s neutral mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target date, the neutral mix will become fixed and match that of One Choice In Retirement Portfolio R6, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the neutral mix is expected to change over time according to a predetermined glide path.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. In order to better balance risks in changing market environments, the portfolio managers may make modest deviations from the neutral mix in light of prevailing market conditions. We reserve the right to modify the neutral mix and underlying funds from time to time should circumstances warrant a change.

Principal Risks

•
Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s neutral mix, selecting and weighting the underlying funds, and implementing any deviations from the neutral mix. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•
Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price.

•
High-Yield Securities Risk – Some of the underlying funds may invest in high-yield securities, which are considered to have speculative characteristics and are more likely to be negatively affected by changes in economic conditions.

•
Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) or the Bloomberg Industry Classification Standard (BICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for R6 Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit ipro.americancentury.com.

Calendar Year Total Returns
Highest Performance Quarter (2Q 2014): 3.22% Lowest Performance Quarter (3Q 2015): -4.06%
As of September 30, 2016, the most recent calendar quarter end, the fund’s R6 Class year-to-date return was 6.41%.

Average Annual Total Returns For the calendar year ended December 31, 2015	1 year	Since Inception	Inception Date
R6 Class Return Before Taxes	-1.30%	4.40%	07/31/2013
S&P Target Date To 2020 Index (reflects no deduction for fees, expenses or taxes)	-0.15%	4.00%	07/31/2013
Portfolio Management
Investment Advisor
American Century Investment Management, Inc.
Portfolio Managers
Richard Weiss, Chief Investment Officer - Multi-Asset Strategies, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2013.
Radu Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.
Scott Wilson, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.
G. David MacEwen, Co-Chief Investment Officer, has been chairman of the firm’s Asset Allocation Committee since December 2013.
Purchase and Sale of Fund Shares
The fund’s R6 Class shares may be purchased or redeemed only through certain employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants. To be eligible, the fund’s shares must be held through plan level or omnibus accounts held on the books of the fund. The fund is not available to retail accounts, traditional or Roth IRAs, SEP IRAs, SIMPLE IRAs, SARSEPs or Coverdell education savings accounts.
There is no minimum initial or subsequent investment amounts for R6 Class shares, but financial intermediaries or plan recordkeepers may require plans to meet different investment minimums.
Fund Reorganization
The Board of Directors has approved an agreement and plan of reorganization, whereby the net assets of the fund will be transferred to the One Choice 2020 Portfolio (the “Acquiring Fund”) in exchange for shares of the R6 Class of such fund (the “Reorganization”). The Board, including the Directors who are not deemed to be “interested persons” pursuant to Section 2(a)(19) of the Investment Company Act of 1940, as amended, considered the proposed Reorganization and determined that it is in the best interests of the fund and would not dilute the interests of the fund’s shareholders. The Reorganization does not require a shareholder vote.
The Reorganization is expected to be effective on October 20, 2017, as of the close of the New York Stock Exchange. Shareholders will receive shares of equal value of the R6 Class of the Acquiring Fund in exchange for their shares of the fund. The value of a shareholder’s account will not change as a result of the transaction.

It is expected that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss as a result of the Reorganization. Shareholders will receive a distribution of net income and/or realized gains, if any, prior to the Reorganization.
The fund and the Acquiring Fund have the same investment objectives and strategies, and their total expense ratios are expected to be the same.
For additional information about the Acquiring Fund, please refer to the Acquiring Fund’s prospectus and statement of additional information, which are available at americancentury.com and can also be obtained by calling us at 1-800-345-2021 (retail investors) or 1-800-345-6488 (financial professionals).
Tax Information
By investing in the fund through a tax-deferred account such as an employer-sponsored retirement plan, you will not be subject to tax on dividend or capital gains distributions from the fund. Withdrawals from such tax-deferred accounts may be subject to tax at a later date.

Fund Summary – One Choice 2025 Portfolio R6
Investment Objective
The fund seeks the highest total return consistent with its asset mix.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
R6 Class
Management Fee	0.54%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses[2]	0.03%
Total Annual Fund Operating Expenses	0.57%
Fee Waiver[3]	0.13%
Total Annual Fund Operating Expenses After Waiver	0.44%

1 The expense information in the table has been restated to reflect current fees.
2 Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
3 The advisor has agreed to waive 0.13 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 30, 2018 and cannot terminate it prior to such date without the approval of the Board of Directors.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
R6 Class	$45	$170	$306	$702
Portfolio Turnover
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 12% of the average value of its portfolio.
Principal Investment Strategies
One Choice 2025 Portfolio R6 is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international).

The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of December 1, 2016, except the allocation to NT High Income Fund was changed from an equivalent allocation to High-Yield Fund on May 19, 2017.

Equity Securities (Stock Funds)	52.90%
NT Core Equity Plus Fund	3.00%
NT Disciplined Growth Fund	2.10%
NT Emerging Markets Fund	1.75%
NT Equity Growth Fund	9.50%
NT Global Real Estate Fund	1.40%
NT Growth Fund	5.65%
NT Heritage Fund	3.65%
NT International Growth Fund	5.00%
NT International Small-Mid Cap Fund	0.50%
NT International Value Fund	3.25%
NT Large Company Value Fund	9.75%
NT Mid Cap Value Fund	5.75%
NT Small Company Fund	1.60%

Fixed-Income Securities (Bond Funds)	41.10%
Global Bond Fund	6.00%
NT High Income Fund	3.55%
Inflation-Adjusted Bond Fund	3.60%
International Bond Fund	4.20%
NT Diversified Bond Fund	20.20%
Short Duration Inflation Protection Bond Fund	3.55%

Cash Equivalents (Money Market Fund)	6.00%
U.S. Government Money Market Fund	6.00%

The target date in the fund name (2025) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund’s neutral mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target date, the neutral mix will become fixed and match that of One Choice In Retirement Portfolio R6, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the neutral mix is expected to change over time according to a predetermined glide path.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. In order to better balance risks in changing market environments, the portfolio managers may make modest deviations from the neutral mix in light of prevailing market conditions. We reserve the right to modify the neutral mix and underlying funds from time to time should circumstances warrant a change.

Principal Risks

•
Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s neutral mix, selecting and weighting the underlying funds, and implementing any deviations from the neutral mix. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•
Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price.

•
High-Yield Securities Risk – Some of the underlying funds may invest in high-yield securities, which are considered to have speculative characteristics and are more likely to be negatively affected by changes in economic conditions.

•
Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) or the Bloomberg Industry Classification Standard (BICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for R6 Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit ipro.americancentury.com.

Calendar Year Total Returns
Highest Performance Quarter (2Q 2014): 3.48% Lowest Performance Quarter (3Q 2015): -4.54%
As of September 30, 2016, the most recent calendar quarter end, the fund’s R6 Class year-to-date return was 6.62%.

Average Annual Total Returns For the calendar year ended December 31, 2015	1 year	Since Inception	Inception Date
R6 Class Return Before Taxes	-1.18%	4.83%	07/31/2013
S&P Target Date To 2025 Index (reflects no deduction for fees, expenses or taxes)	-0.21%	4.30%	07/31/2013
Portfolio Management
Investment Advisor
American Century Investment Management, Inc.
Portfolio Managers
Richard Weiss, Chief Investment Officer - Multi-Asset Strategies, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2013.
Radu Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.
Scott Wilson, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.
G. David MacEwen, Co-Chief Investment Officer, has been chairman of the firm’s Asset Allocation Committee since December 2013.
Purchase and Sale of Fund Shares
The fund’s R6 Class shares may be purchased or redeemed only through certain employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants. To be eligible, the fund’s shares must be held through plan level or omnibus accounts held on the books of the fund. The fund is not available to retail accounts, traditional or Roth IRAs, SEP IRAs, SIMPLE IRAs, SARSEPs or Coverdell education savings accounts.
There is no minimum initial or subsequent investment amounts for R6 Class shares, but financial intermediaries or plan recordkeepers may require plans to meet different investment minimums.
Fund Reorganization
The Board of Directors has approved an agreement and plan of reorganization, whereby the net assets of the fund will be transferred to the One Choice 2025 Portfolio (the “Acquiring Fund”) in exchange for shares of the R6 Class of such fund (the “Reorganization”). The Board, including the Directors who are not deemed to be “interested persons” pursuant to Section 2(a)(19) of the Investment Company Act of 1940, as amended, considered the proposed Reorganization and determined that it is in the best interests of the fund and would not dilute the interests of the fund’s shareholders. The Reorganization does not require a shareholder vote.
The Reorganization is expected to be effective on October 20, 2017, as of the close of the New York Stock Exchange. Shareholders will receive shares of equal value of the R6 Class of the Acquiring Fund in exchange for their shares of the fund. The value of a shareholder’s account will not change as a result of the transaction.

It is expected that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss as a result of the Reorganization. Shareholders will receive a distribution of net income and/or realized gains, if any, prior to the Reorganization.
The fund and the Acquiring Fund have the same investment objectives and strategies, and their total expense ratios are expected to be the same.
For additional information about the Acquiring Fund, please refer to the Acquiring Fund’s prospectus and statement of additional information, which are available at americancentury.com and can also be obtained by calling us at 1-800-345-2021 (retail investors) or 1-800-345-6488 (financial professionals).
Tax Information
By investing in the fund through a tax-deferred account such as an employer-sponsored retirement plan, you will not be subject to tax on dividend or capital gains distributions from the fund. Withdrawals from such tax-deferred accounts may be subject to tax at a later date.

Fund Summary – One Choice 2030 Portfolio R6
Investment Objective
The fund seeks the highest total return consistent with its asset mix.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
R6 Class
Management Fee	0.55%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses[2]	0.03%
Total Annual Fund Operating Expenses	0.58%
Fee Waiver[3]	0.12%
Total Annual Fund Operating Expenses After Waiver	0.46%

1 The expense information in the table has been restated to reflect current fees.
2 Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
3 The advisor has agreed to waive 0.12 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 30, 2018 and cannot terminate it prior to such date without the approval of the Board of Directors.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
R6 Class	$47	$174	$312	$715
Portfolio Turnover
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 11% of the average value of its portfolio.
Principal Investment Strategies
One Choice 2030 Portfolio R6 is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international).

The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of December 1, 2016, except the allocation to NT High Income Fund was changed from an equivalent allocation to High-Yield Fund on May 19, 2017.

Equity Securities (Stock Funds)	58.60%
NT Core Equity Plus Fund	3.00%
NT Disciplined Growth Fund	2.48%
NT Emerging Markets Fund	2.55%
NT Equity Growth Fund	9.35%
NT Global Real Estate Fund	1.65%
NT Growth Fund	6.76%
NT Heritage Fund	4.34%
NT International Growth Fund	5.48%
NT International Small-Mid Cap Fund	0.81%
NT International Value Fund	3.88%
NT Large Company Value Fund	10.10%
NT Mid Cap Value Fund	6.00%
NT Small Company Fund	2.20%

Fixed-Income Securities (Bond Funds)	36.40%
Global Bond Fund	5.38%
NT High Income Fund	3.30%
Inflation-Adjusted Bond Fund	4.60%
International Bond Fund	2.80%
NT Diversified Bond Fund	18.32%
Short Duration Inflation Protection Bond Fund	2.00%

Cash Equivalents (Money Market Fund)	5.00%
U.S. Government Money Market Fund	5.00%

The target date in the fund name (2030) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund’s neutral mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target date, the neutral mix will become fixed and match that of One Choice In Retirement Portfolio R6, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the neutral mix is expected to change over time according to a predetermined glide path.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. In order to better balance risks in changing market environments, the portfolio managers may make modest deviations from the neutral mix in light of prevailing market conditions. We reserve the right to modify the neutral mix and underlying funds from time to time should circumstances warrant a change.

Principal Risks

•
Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s neutral mix, selecting and weighting the underlying funds, and implementing any deviations from the neutral mix. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•
Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•
High-Yield Securities Risk – Some of the underlying funds may invest in high-yield securities, which are considered to have speculative characteristics and are more likely to be negatively affected by changes in economic conditions.

•
Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) or the Bloomberg Industry Classification Standard (BICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for R6 Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit ipro.americancentury.com.

Calendar Year Total Returns
Highest Performance Quarter (2Q 2014): 3.56% Lowest Performance Quarter (3Q 2015): -5.04%
As of September 30, 2016, the most recent calendar quarter end, the fund’s R6 Class year-to-date return was 6.77%.

Average Annual Total Returns For the calendar year ended December 31, 2015	1 year	Since Inception	Inception Date
R6 Class Return Before Taxes	-1.18%	5.17%	07/31/2013
S&P Target Date To 2030 Index (reflects no deduction for fees, expenses or taxes)	-0.26%	4.57%	07/31/2013
Portfolio Management
Investment Advisor
American Century Investment Management, Inc.
Portfolio Managers
Richard Weiss, Chief Investment Officer - Multi-Asset Strategies, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2013.
Radu Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.
Scott Wilson, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.
G. David MacEwen, Co-Chief Investment Officer, has been chairman of the firm’s Asset Allocation Committee since December 2013.
Purchase and Sale of Fund Shares
The fund’s R6 Class shares may be purchased or redeemed only through certain employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants. To be eligible, the fund’s shares must be held through plan level or omnibus accounts held on the books of the fund. The fund is not available to retail accounts, traditional or Roth IRAs, SEP IRAs, SIMPLE IRAs, SARSEPs or Coverdell education savings accounts.
There is no minimum initial or subsequent investment amounts for R6 Class shares, but financial intermediaries or plan recordkeepers may require plans to meet different investment minimums.
Fund Reorganization
The Board of Directors has approved an agreement and plan of reorganization, whereby the net assets of the fund will be transferred to the One Choice 2030 Portfolio (the “Acquiring Fund”) in exchange for shares of the R6 Class of such fund (the “Reorganization”). The Board, including the Directors who are not deemed to be “interested persons” pursuant to Section 2(a)(19) of the Investment Company Act of 1940, as amended, considered the proposed Reorganization and determined that it is in the best interests of the fund and would not dilute the interests of the fund’s shareholders. The Reorganization does not require a shareholder vote.
The Reorganization is expected to be effective on October 20, 2017, as of the close of the New York Stock Exchange. Shareholders will receive shares of equal value of the R6 Class of the Acquiring Fund in exchange for their shares of the fund. The value of a shareholder’s account will not change as a result of the transaction.

It is expected that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss as a result of the Reorganization. Shareholders will receive a distribution of net income and/or realized gains, if any, prior to the Reorganization.
The fund and the Acquiring Fund have the same investment objectives and strategies, and their total expense ratios are expected to be the same.
For additional information about the Acquiring Fund, please refer to the Acquiring Fund’s prospectus and statement of additional information, which are available at americancentury.com and can also be obtained by calling us at 1-800-345-2021 (retail investors) or 1-800-345-6488 (financial professionals).
Tax Information
By investing in the fund through a tax-deferred account such as an employer-sponsored retirement plan, you will not be subject to tax on dividend or capital gains distributions from the fund. Withdrawals from such tax-deferred accounts may be subject to tax at a later date.

Fund Summary – One Choice 2035 Portfolio R6
Investment Objective
The fund seeks the highest total return consistent with its asset mix.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
R6 Class
Management Fee	0.57%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses[2]	0.03%
Total Annual Fund Operating Expenses	0.60%
Fee Waiver[3]	0.11%
Total Annual Fund Operating Expenses After Waiver	0.49%
1 The expense information in the table has been restated to reflect current fees.
2 Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
3 The advisor has agreed to waive 0.11 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 30, 2018 and cannot terminate it prior to such date without the approval of the Board of Directors.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
R6 Class	$50	$181	$324	$740
Portfolio Turnover
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 11% of the average value of its portfolio.
Principal Investment Strategies
One Choice 2035 Portfolio R6 is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government) and credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international).

The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of December 1, 2016, except the allocation to NT High Income Fund was changed from an equivalent allocation to High-Yield Fund on May 19, 2017.

Equity Securities (Stock Funds)	64.50%
NT Core Equity Plus Fund	3.25%
NT Disciplined Growth Fund	2.85%
NT Emerging Markets Fund	3.00%
NT Equity Growth Fund	9.25%
NT Global Real Estate Fund	1.90%
NT Growth Fund	8.39%
NT Heritage Fund	4.53%
NT International Growth Fund	6.25%
NT International Small-Mid Cap Fund	1.13%
NT International Value Fund	4.50%
NT Large Company Value Fund	10.50%
NT Mid Cap Value Fund	6.00%
NT Small Company Fund	2.95%

Fixed-Income Securities (Bond Funds)	30.50%
Global Bond Fund	4.75%
NT High Income Fund	3.00%
Inflation-Adjusted Bond Fund	5.25%
International Bond Fund	0.80%
NT Diversified Bond Fund	16.05%
Short Duration Inflation Protection Bond Fund	0.65%

Cash Equivalents (Money Market Fund)	5.00%
U.S. Government Money Market Fund	5.00%

The target date in the fund name (2035) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund’s neutral mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target date, the neutral mix will become fixed and match that of One Choice In Retirement Portfolio R6, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the neutral mix is expected to change over time according to a predetermined glide path.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. In order to better balance risks in changing market environments, the portfolio managers may make modest deviations from the neutral mix in light of prevailing market conditions. We reserve the right to modify the neutral mix and underlying funds from time to time should circumstances warrant a change.

Principal Risks

•
Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s neutral mix, selecting and weighting the underlying funds, and implementing any deviations from the neutral mix. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•
Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•
Emerging Market Risk - Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries.

•
Real Estate Investing - An investment in the fund may be subject to many of the same risks as a direct investment in real estate. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning and natural disasters. This is due to the fact that the value of the fund’s investments may be affected by the value of the real estate owned by the companies in which it invests.

•
Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) or the Bloomberg Industry Classification Standard (BICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for R6 Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit ipro.americancentury.com.

Calendar Year Total Returns
Highest Performance Quarter (2Q 2014): 3.74% Lowest Performance Quarter (3Q 2015): -5.68%
As of September 30, 2016, the most recent calendar quarter end, the fund’s R6 Class year-to-date return was 6.54%.

Average Annual Total Returns For the calendar year ended December 31, 2015	1 year	Since Inception	Inception Date
R6 Class Return Before Taxes	-0.91%	5.67%	07/31/2013
S&P Target Date To 2035 Index (reflects no deduction for fees, expenses or taxes)	-0.46%	4.79%	07/31/2013
Portfolio Management
Investment Advisor
American Century Investment Management, Inc.
Portfolio Managers
Richard Weiss, Chief Investment Officer - Multi-Asset Strategies, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2013.
Radu Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.
Scott Wilson, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.
G. David MacEwen, Co-Chief Investment Officer, has been chairman of the firm’s Asset Allocation Committee since December 2013.
Purchase and Sale of Fund Shares
The fund’s R6 Class shares may be purchased or redeemed only through certain employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants. To be eligible, the fund’s shares must be held through plan level or omnibus accounts held on the books of the fund. The fund is not available to retail accounts, traditional or Roth IRAs, SEP IRAs, SIMPLE IRAs, SARSEPs or Coverdell education savings accounts.
There is no minimum initial or subsequent investment amounts for R6 Class shares, but financial intermediaries or plan recordkeepers may require plans to meet different investment minimums.
Fund Reorganization
The Board of Directors has approved an agreement and plan of reorganization, whereby the net assets of the fund will be transferred to the One Choice 2035 Portfolio (the “Acquiring Fund”) in exchange for shares of the R6 Class of such fund (the “Reorganization”). The Board, including the Directors who are not deemed to be “interested persons” pursuant to Section 2(a)(19) of the Investment Company Act of 1940, as amended, considered the proposed Reorganization and determined that it is in the best interests of the fund and would not dilute the interests of the fund’s shareholders. The Reorganization does not require a shareholder vote.
The Reorganization is expected to be effective on October 20, 2017, as of the close of the New York Stock Exchange. Shareholders will receive shares of equal value of the R6 Class of the Acquiring Fund in exchange for their shares of the fund. The value of a shareholder’s account will not change as a result of the transaction.

It is expected that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss as a result of the Reorganization. Shareholders will receive a distribution of net income and/or realized gains, if any, prior to the Reorganization.
The fund and the Acquiring Fund have the same investment objectives and strategies, and their total expense ratios are expected to be the same.
For additional information about the Acquiring Fund, please refer to the Acquiring Fund’s prospectus and statement of additional information, which are available at americancentury.com and can also be obtained by calling us at 1-800-345-2021 (retail investors) or 1-800-345-6488 (financial professionals).
Tax Information
By investing in the fund through a tax-deferred account such as an employer-sponsored retirement plan, you will not be subject to tax on dividend or capital gains distributions from the fund. Withdrawals from such tax-deferred accounts may be subject to tax at a later date.

Fund Summary – One Choice 2040 Portfolio R6
Investment Objective
The fund seeks the highest total return consistent with its asset mix.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
R6 Class
Management Fee	0.58%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses[2]	0.03%
Total Annual Fund Operating Expenses	0.61%
Fee Waiver[3]	0.10%
Total Annual Fund Operating Expenses After Waiver	0.51%

1 The expense information in the table has been restated to reflect current fees.
2 Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
3 The advisor has agreed to waive 0.10 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 30, 2018 and cannot terminate it prior to such date without the approval of the Board of Directors.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
R6 Class	$52	$186	$331	$753

Portfolio Turnover
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Principal Investment Strategies
One Choice 2040 Portfolio R6 is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government) and credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international).

The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of December 1, 2016, except the allocation to NT High Income Fund was changed from an equivalent allocation to High-Yield Fund on May 19, 2017.

Equity Securities (Stock Funds)	70.80%
NT Core Equity Plus Fund	3.25%
NT Disciplined Growth Fund	3.08%
NT Emerging Markets Fund	3.75%
NT Equity Growth Fund	9.75%
NT Global Real Estate Fund	2.15%
NT Growth Fund	9.38%
NT Heritage Fund	5.46%
NT International Growth Fund	6.68%
NT International Small-Mid Cap Fund	1.44%
NT International Value Fund	4.86%
NT Large Company Value Fund	11.54%
NT Mid Cap Value Fund	6.31%
NT Small Company Fund	3.15%

Fixed-Income Securities (Bond Funds)	25.70%
Global Bond Fund	4.28%
NT High Income Fund	2.55%
Inflation-Adjusted Bond Fund	5.15%
NT Diversified Bond Fund	13.72%

Cash Equivalents (Money Market Fund)	3.50%
U.S. Government Money Market Fund	3.50%

The target date in the fund name (2040) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund’s neutral mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target date, the neutral mix will become fixed and match that of One Choice In Retirement Portfolio R6, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the neutral mix is expected to change over time according to a predetermined glide path.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. In order to better balance risks in changing market environments, the portfolio managers may make modest deviations from the neutral mix in light of prevailing market conditions. We reserve the right to modify the neutral mix and underlying funds from time to time should circumstances warrant a change.

Principal Risks

•
Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s neutral mix, selecting and weighting the underlying funds, and implementing any deviations from the neutral mix. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•
Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•
Emerging Market Risk - Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries.

•
Real Estate Investing - An investment in the fund may be subject to many of the same risks as a direct investment in real estate. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning and natural disasters. This is due to the fact that the value of the fund’s investments may be affected by the value of the real estate owned by the companies in which it invests.

•
Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) or the Bloomberg Industry Classification Standard (BICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for R6 Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit ipro.americancentury.com.

Calendar Year Total Returns
Highest Performance Quarter (2Q 2014): 4.00% Lowest Performance Quarter (3Q 2015): -6.25%
As of September 30, 2016, the most recent calendar quarter end, the fund’s R6 Class year-to-date return was 6.70%.

Average Annual Total Returns For the calendar year ended December 31, 2015	1 year	Since Inception	Inception Date
R6 Class Return Before Taxes	-1.06%	6.08%	07/31/2013
S&P Target Date To 2040 Index (reflects no deduction for fees, expenses or taxes)	-0.52%	4.99%	07/31/2013
Portfolio Management
Investment Advisor
American Century Investment Management, Inc.
Portfolio Managers
Richard Weiss, Chief Investment Officer - Multi-Asset Strategies, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2013.
Radu Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.
Scott Wilson, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.
G. David MacEwen, Co-Chief Investment Officer, has been chairman of the firm’s Asset Allocation Committee since December 2013.
Purchase and Sale of Fund Shares
The fund’s R6 Class shares may be purchased or redeemed only through certain employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants. To be eligible, the fund’s shares must be held through plan level or omnibus accounts held on the books of the fund. The fund is not available to retail accounts, traditional or Roth IRAs, SEP IRAs, SIMPLE IRAs, SARSEPs or Coverdell education savings accounts.
There is no minimum initial or subsequent investment amounts for R6 Class shares, but financial intermediaries or plan recordkeepers may require plans to meet different investment minimums.
Fund Reorganization
The Board of Directors has approved an agreement and plan of reorganization, whereby the net assets of the fund will be transferred to the One Choice 2040 Portfolio (the “Acquiring Fund”) in exchange for shares of the R6 Class of such fund (the “Reorganization”). The Board, including the Directors who are not deemed to be “interested persons” pursuant to Section 2(a)(19) of the Investment Company Act of 1940, as amended, considered the proposed Reorganization and determined that it is in the best interests of the fund and would not dilute the interests of the fund’s shareholders. The Reorganization does not require a shareholder vote.
The Reorganization is expected to be effective on October 20, 2017, as of the close of the New York Stock Exchange. Shareholders will receive shares of equal value of the R6 Class of the Acquiring Fund in exchange for their shares of the fund. The value of a shareholder’s account will not change as a result of the transaction.

It is expected that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss as a result of the Reorganization. Shareholders will receive a distribution of net income and/or realized gains, if any, prior to the Reorganization.
The fund and the Acquiring Fund have the same investment objectives and strategies, and their total expense ratios are expected to be the same.
For additional information about the Acquiring Fund, please refer to the Acquiring Fund’s prospectus and statement of additional information, which are available at americancentury.com and can also be obtained by calling us at 1-800-345-2021 (retail investors) or 1-800-345-6488 (financial professionals).

Tax Information
By investing in the fund through a tax-deferred account such as an employer-sponsored retirement plan, you will not be subject to tax on dividend or capital gains distributions from the fund. Withdrawals from such tax-deferred accounts may be subject to tax at a later date.

Fund Summary – One Choice 2045 Portfolio R6
Investment Objective
The fund seeks the highest total return consistent with its asset mix.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
R6 Class
Management Fee	0.60%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses[2]	0.03%
Total Annual Fund Operating Expenses	0.63%
Fee Waiver[3]	0.09%
Total Annual Fund Operating Expenses After Waiver	0.54%
1 The expense information in the table has been restated to reflect current fees.
2 Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
3 The advisor has agreed to waive 0.09 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 30, 2018 and cannot terminate it prior to such date without the approval of the Board of Directors.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
R6 Class	$55	$193	$343	$778
Portfolio Turnover
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 9% of the average value of its portfolio.
Principal Investment Strategies
One Choice 2045 Portfolio R6 is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government) and credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international).

The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of December 1, 2016, except the allocation to NT High Income Fund was changed from an equivalent allocation to High-Yield Fund on May 19, 2017.

Equity Securities (Stock Funds)	77.15%
NT Core Equity Plus Fund	3.75%
NT Disciplined Growth Fund	3.20%
NT Emerging Markets Fund	4.75%
NT Equity Growth Fund	10.25%
NT Global Real Estate Fund	2.40%
NT Growth Fund	10.20%
NT Heritage Fund	6.40%
NT International Growth Fund	6.80%
NT International Small-Mid Cap Fund	1.75%
NT International Value Fund	5.05%
NT Large Company Value Fund	12.60%
NT Mid Cap Value Fund	7.00%
NT Small Company Fund	3.00%

Fixed-Income Securities (Bond Funds)	21.85%
Global Bond Fund	3.90%
NT High Income Fund	2.15%
Inflation-Adjusted Bond Fund	4.30%
NT Diversified Bond Fund	11.50%

Cash Equivalents (Money Market Fund)	1.00%
U.S. Government Money Market Fund	1.00%

 The target date in the fund name (2045) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund’s neutral mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target date, the neutral mix will become fixed and match that of One Choice In Retirement Portfolio R6, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the neutral mix is expected to change over time according to a predetermined glide path.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. In order to better balance risks in changing market environments, the portfolio managers may make modest deviations from the neutral mix in light of prevailing market conditions. We reserve the right to modify the neutral mix and underlying funds from time to time should circumstances warrant a change.

Principal Risks

•
Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s neutral mix, selecting and weighting the underlying funds, and implementing any deviations from the neutral mix. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•
Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•
Emerging Market Risk - Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries.

•
Real Estate Investing - An investment in the fund may be subject to many of the same risks as a direct investment in real estate. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning and natural disasters. This is due to the fact that the value of the fund’s investments may be affected by the value of the real estate owned by the companies in which it invests.

•
Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) or the Bloomberg Industry Classification Standard (BICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for R6 Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit ipro.americancentury.com.

Calendar Year Total Returns
Highest Performance Quarter (2Q 2014): 4.16% Lowest Performance Quarter (3Q 2015): -6.80%
As of September 30, 2016, the most recent calendar quarter end, the fund’s R6 Class year-to-date return was 6.97%.

Average Annual Total Returns For the calendar year ended December 31, 2015	1 year	Since Inception	Inception Date
R6 Class Return Before Taxes	-1.14%	6.37%	07/31/2013
S&P Target Date To 2045 Index (reflects no deduction for fees, expenses or taxes)	-0.55%	5.17%	07/31/2013
Portfolio Management
Investment Advisor
American Century Investment Management, Inc.
Portfolio Managers
Richard Weiss, Chief Investment Officer - Multi-Asset Strategies, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2013.
Radu Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.
Scott Wilson, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.
G. David MacEwen, Co-Chief Investment Officer, has been chairman of the firm’s Asset Allocation Committee since December 2013.
Purchase and Sale of Fund Shares
The fund’s R6 Class shares may be purchased or redeemed only through certain employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants. To be eligible, the fund’s shares must be held through plan level or omnibus accounts held on the books of the fund. The fund is not available to retail accounts, traditional or Roth IRAs, SEP IRAs, SIMPLE IRAs, SARSEPs or Coverdell education savings accounts.
There is no minimum initial or subsequent investment amounts for R6 Class shares, but financial intermediaries or plan recordkeepers may require plans to meet different investment minimums.
Fund Reorganization
The Board of Directors has approved an agreement and plan of reorganization, whereby the net assets of the fund will be transferred to the One Choice 2045 Portfolio (the “Acquiring Fund”) in exchange for shares of the R6 Class of such fund (the “Reorganization”). The Board, including the Directors who are not deemed to be “interested persons” pursuant to Section 2(a)(19) of the Investment Company Act of 1940, as amended, considered the proposed Reorganization and determined that it is in the best interests of the fund and would not dilute the interests of the fund’s shareholders. The Reorganization does not require a shareholder vote.
The Reorganization is expected to be effective on October 20, 2017, as of the close of the New York Stock Exchange. Shareholders will receive shares of equal value of the R6 Class of the Acquiring Fund in exchange for their shares of the fund. The value of a shareholder’s account will not change as a result of the transaction.

It is expected that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss as a result of the Reorganization. Shareholders will receive a distribution of net income and/or realized gains, if any, prior to the Reorganization.
The fund and the Acquiring Fund have the same investment objectives and strategies, and their total expense ratios are expected to be the same.
For additional information about the Acquiring Fund, please refer to the Acquiring Fund’s prospectus and statement of additional information, which are available at americancentury.com and can also be obtained by calling us at 1-800-345-2021 (retail investors) or 1-800-345-6488 (financial professionals).
Tax Information
By investing in the fund through a tax-deferred account such as an employer-sponsored retirement plan, you will not be subject to tax on dividend or capital gains distributions from the fund. Withdrawals from such tax-deferred accounts may be subject to tax at a later date.

Fund Summary – One Choice 2050 Portfolio R6
Investment Objective
The fund seeks the highest total return consistent with its asset mix.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
R6 Class
Management Fee	0.62%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses[2]	0.04%
Total Annual Fund Operating Expenses	0.66%
Fee Waiver[3]	0.09%
Total Annual Fund Operating Expenses After Waiver	0.57%
1 The expense information in the table has been restated to reflect current fees.
2 Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
3 The advisor has agreed to waive 0.09 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 30, 2018 and cannot terminate it prior to such date without the approval of the Board of Directors.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
R6 Class	$58	$203	$359	$814

Portfolio Turnover
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 7% of the average value of its portfolio.
Principal Investment Strategies
One Choice 2050 Portfolio R6 is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government) and credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international).

The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of December 1, 2016, except the allocation to NT High Income Fund was changed from an equivalent allocation to High-Yield Fund on May 19, 2017.

Equity Securities (Stock Funds)	81.40%
NT Core Equity Plus Fund	4.50%
NT Disciplined Growth Fund	3.33%
NT Emerging Markets Fund	5.75%
NT Equity Growth Fund	10.25%
NT Global Real Estate Fund	2.65%
NT Growth Fund	10.75%
NT Heritage Fund	6.59%
NT International Growth Fund	6.68%
NT International Small-Mid Cap Fund	2.06%
NT International Value Fund	5.24%
NT Large Company Value Fund	13.41%
NT Mid Cap Value Fund	6.94%
NT Small Company Fund	3.25%

Fixed-Income Securities (Bond Funds)	18.60%
Global Bond Fund	3.53%
NT High Income Fund	1.85%
Inflation-Adjusted Bond Fund	3.70%
NT Diversified Bond Fund	9.52%

Cash Equivalents (Money Market Fund)	0.00%

The target date in the fund name (2050) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund’s neutral mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target date, the neutral mix will become fixed and match that of One Choice In Retirement Portfolio R6, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the neutral mix is expected to change over time according to a predetermined glide path.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. In order to better balance risks in changing market environments, the portfolio managers may make modest deviations from the neutral mix in light of prevailing market conditions. We reserve the right to modify the neutral mix and underlying funds from time to time should circumstances warrant a change.

Principal Risks

•
Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s neutral mix, selecting and weighting the underlying funds, and implementing any deviations from the neutral mix. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•
Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•
Emerging Market Risk - Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries.

•
Real Estate Investing - An investment in the fund may be subject to many of the same risks as a direct investment in real estate. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning and natural disasters. This is due to the fact that the value of the fund’s investments may be affected by the value of the real estate owned by the companies in which it invests.

•
Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) or the Bloomberg Industry Classification Standard (BICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for R6 Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit ipro.americancentury.com.

Calendar Year Total Returns
Highest Performance Quarter (2Q 2014): 4.26% Lowest Performance Quarter (3Q 2015): -7.06%
As of September 30, 2016, the most recent calendar quarter end, the fund’s R6 Class year-to-date return was 7.08%.

Average Annual Total Returns For the calendar year ended December 31, 2015	1 year	Since Inception	Inception Date
R6 Class Return Before Taxes	-1.28%	6.42%	07/31/2013
S&P Target Date To 2050 Index (reflects no deduction for fees, expenses or taxes)	-0.58%	5.33%	07/31/2013
Portfolio Management
Investment Advisor
American Century Investment Management, Inc.
Portfolio Managers
Richard Weiss, Chief Investment Officer - Multi-Asset Strategies, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2013.
Radu Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.
Scott Wilson, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.
G. David MacEwen, Co-Chief Investment Officer, has been chairman of the firm’s Asset Allocation Committee since December 2013.
Purchase and Sale of Fund Shares
The fund’s R6 Class shares may be purchased or redeemed only through certain employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants. To be eligible, the fund’s shares must be held through plan level or omnibus accounts held on the books of the fund. The fund is not available to retail accounts, traditional or Roth IRAs, SEP IRAs, SIMPLE IRAs, SARSEPs or Coverdell education savings accounts.
There is no minimum initial or subsequent investment amounts for R6 Class shares, but financial intermediaries or plan recordkeepers may require plans to meet different investment minimums.
Fund Reorganization
The Board of Directors has approved an agreement and plan of reorganization, whereby the net assets of the fund will be transferred to the One Choice 2050 Portfolio (the “Acquiring Fund”) in exchange for shares of the R6 Class of such fund (the “Reorganization”). The Board, including the Directors who are not deemed to be “interested persons” pursuant to Section 2(a)(19) of the Investment Company Act of 1940, as amended, considered the proposed Reorganization and determined that it is in the best interests of the fund and would not dilute the interests of the fund’s shareholders. The Reorganization does not require a shareholder vote.
The Reorganization is expected to be effective on October 20, 2017, as of the close of the New York Stock Exchange. Shareholders will receive shares of equal value of the R6 Class of the Acquiring Fund in exchange for their shares of the fund. The value of a shareholder’s account will not change as a result of the transaction.

It is expected that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss as a result of the Reorganization. Shareholders will receive a distribution of net income and/or realized gains, if any, prior to the Reorganization.
The fund and the Acquiring Fund have the same investment objectives and strategies, and their total expense ratios are expected to be the same.
For additional information about the Acquiring Fund, please refer to the Acquiring Fund’s prospectus and statement of additional information, which are available at americancentury.com and can also be obtained by calling us at 1-800-345-2021 (retail investors) or 1-800-345-6488 (financial professionals).
Tax Information
By investing in the fund through a tax-deferred account such as an employer-sponsored retirement plan, you will not be subject to tax on dividend or capital gains distributions from the fund. Withdrawals from such tax-deferred accounts may be subject to tax at a later date.

Fund Summary – One Choice 2055 Portfolio R6
Investment Objective
The fund seeks the highest total return consistent with its asset mix.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
R6 Class
Management Fee	0.63%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses[2]	0.04%
Total Annual Fund Operating Expenses	0.67%
Fee Waiver[3]	0.10%
Total Annual Fund Operating Expenses After Waiver	0.57%
1 The expense information in the table has been restated to reflect current fees.
2 Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
3 The advisor has agreed to waive 0.10 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 30, 2018 and cannot terminate it prior to such date without the approval of the Board of Directors.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
R6 Class	$58	$205	$364	$826
Portfolio Turnover
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Principal Investment Strategies
One Choice 2055 Portfolio R6 is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government) and credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international).

The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of December 1, 2016, except the allocation to NT High Income Fund was changed from an equivalent allocation to High-Yield Fund on May 19, 2017.

Equity Securities (Stock Funds)	83.90%
NT Core Equity Plus Fund	4.50%
NT Disciplined Growth Fund	3.45%
NT Emerging Markets Fund	6.25%
NT Equity Growth Fund	10.50%
NT Global Real Estate Fund	2.90%
NT Growth Fund	10.80%
NT Heritage Fund	6.78%
NT International Growth Fund	6.30%
NT International Small-Mid Cap Fund	2.38%
NT International Value Fund	5.43%
NT Large Company Value Fund	13.98%
NT Mid Cap Value Fund	6.88%
NT Small Company Fund	3.75%

Fixed-Income Securities (Bond Funds)	16.10%
Global Bond Fund	3.15%
NT High Income Fund	1.60%
Inflation-Adjusted Bond Fund	3.20%
NT Diversified Bond Fund	8.15%

Cash Equivalents (Money Market Fund)	0.00%

The target date in the fund name (2055) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund’s neutral mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target date, the neutral mix will become fixed and match that of One Choice In Retirement Portfolio R6, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the neutral mix is expected to change over time according to a predetermined glide path.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. In order to better balance risks in changing market environments, the portfolio managers may make modest deviations from the neutral mix in light of prevailing market conditions. We reserve the right to modify the neutral mix and underlying funds from time to time should circumstances warrant a change.

Principal Risks

•
Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s neutral mix, selecting and weighting the underlying funds, and implementing any deviations from the neutral mix. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•
Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•
Emerging Market Risk - Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries.

•
Real Estate Investing - An investment in the fund may be subject to many of the same risks as a direct investment in real estate. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning and natural disasters. This is due to the fact that the value of the fund’s investments may be affected by the value of the real estate owned by the companies in which it invests.

•
Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) or the Bloomberg Industry Classification Standard (BICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for R6 Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.

Calendar Year Total Returns
Highest Performance Quarter (2Q 2014): 4.32% Lowest Performance Quarter (3Q 2015): -7.37%
As of September 30, 2016, the most recent calendar quarter end, the fund’s R6 Class year-to-date return was 7.15%.

Average Annual Total Returns For the calendar year ended December 31, 2015	1 year	Since Inception	Inception Date
R6 Class Return Before Taxes	-1.28%	6.60%	07/31/2013
S&P Target Date To 2055+ Index (reflects no deduction for fees, expenses or taxes)	-0.54%	5.52%	07/31/2013
Portfolio Management
Investment Advisor
American Century Investment Management, Inc.
Portfolio Managers
Richard Weiss, Chief Investment Officer - Multi-Asset Strategies, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2013.
Radu Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.
Scott Wilson, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.
G. David MacEwen, Co-Chief Investment Officer, has been chairman of the firm’s Asset Allocation Committee since December 2013.
Purchase and Sale of Fund Shares
The fund’s R6 Class shares may be purchased or redeemed only through certain employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants. To be eligible, the fund’s shares must be held through plan level or omnibus accounts held on the books of the fund. The fund is not available to retail accounts, traditional or Roth IRAs, SEP IRAs, SIMPLE IRAs, SARSEPs or Coverdell education savings accounts.
There is no minimum initial or subsequent investment amounts for R6 Class shares, but financial intermediaries or plan recordkeepers may require plans to meet different investment minimums.
Fund Reorganization
The Board of Directors has approved an agreement and plan of reorganization, whereby the net assets of the fund will be transferred to the One Choice 2055 Portfolio (the “Acquiring Fund”) in exchange for shares of the R6 Class of such fund (the “Reorganization”). The Board, including the Directors who are not deemed to be “interested persons” pursuant to Section 2(a)(19) of the Investment Company Act of 1940, as amended, considered the proposed Reorganization and determined that it is in the best interests of the fund and would not dilute the interests of the fund’s shareholders. The Reorganization does not require a shareholder vote.
The Reorganization is expected to be effective on October 20, 2017, as of the close of the New York Stock Exchange. Shareholders will receive shares of equal value of the R6 Class of the Acquiring Fund in exchange for their shares of the fund. The value of a shareholder’s account will not change as a result of the transaction.

It is expected that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss as a result of the Reorganization. Shareholders will receive a distribution of net income and/or realized gains, if any, prior to the Reorganization.
The fund and the Acquiring Fund have the same investment objectives and strategies, and their total expense ratios are expected to be the same.
For additional information about the Acquiring Fund, please refer to the Acquiring Fund’s prospectus and statement of additional information, which are available at americancentury.com and can also be obtained by calling us at 1-800-345-2021 (retail investors) or 1-800-345-6488 (financial professionals).
Tax Information
By investing in the fund through a tax-deferred account such as an employer-sponsored retirement plan, you will not be subject to tax on dividend or capital gains distributions from the fund. Withdrawals from such tax-deferred accounts may be subject to tax at a later date.

Fund Summary – One Choice 2060 Portfolio R6
Investment Objective
The fund seeks the highest total return consistent with its asset mix.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
R6 Class
Management Fee	0.63%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses[2]	0.04%
Total Annual Fund Operating Expenses	0.67%
Fee Waiver[3]	0.10%
Total Annual Fund Operating Expenses After Waiver	0.57%
1 The expense information in the table has been restated to reflect current fees.
2 Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
3 The advisor has agreed to waive 0.10 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 30, 2018 and cannot terminate it prior to such date without the approval of the Board of Directors.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
R6 Class	$58	$205	$364	$826
Portfolio Turnover
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the period from September 30, 2015 (fund inception) to July 31, 2016, the fund’s portfolio turnover rate was 45% of the average value of its portfolio.
Principal Investment Strategies
One Choice 2060 Portfolio R6 is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government) and credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international).

The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of December 1, 2016, except the allocation to NT High Income Fund was changed from an equivalent allocation to High-Yield Fund on May 19, 2017.

Equity Securities (Stock Funds)	85.00%
NT Core Equity Plus Fund	4.50%
NT Disciplined Growth Fund	3.50%
NT Emerging Markets Fund	6.50%
NT Equity Growth Fund	10.75%
NT Global Real Estate Fund	3.00%
NT Growth Fund	11.00%
NT Heritage Fund	6.75%
NT International Growth Fund	6.00%
NT International Small-Mid Cap Fund	2.50%
NT International Value Fund	5.50%
NT Large Company Value Fund	14.25%
NT Mid Cap Value Fund	6.75%
NT Small Company Fund	4.00%

Fixed-Income Securities (Bond Funds)	15.00%
Global Bond Fund	3.00%
NT High Income Fund	1.50%
Inflation-Adjusted Bond Fund	3.00%
NT Diversified Bond Fund	7.50%

Cash Equivalents (Money Market Fund)	0.00%

The target date in the fund name (2060) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund’s neutral mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target date, the neutral mix will become fixed and match that of One Choice In Retirement Portfolio R6, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the neutral mix is expected to change over time according to a predetermined glide path.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. In order to better balance risks in changing market environments, the portfolio managers may make modest deviations from the neutral mix in light of prevailing market conditions. We reserve the right to modify the neutral mix and underlying funds from time to time should circumstances warrant a change.

Principal Risks

•
Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s neutral mix, selecting and weighting the underlying funds, and implementing any deviations from the neutral mix. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•
Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•
Emerging Market Risk - Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries.

•
Real Estate Investing - An investment in the fund may be subject to many of the same risks as a direct investment in real estate. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning and natural disasters. This is due to the fact that the value of the fund’s investments may be affected by the value of the real estate owned by the companies in which it invests.

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Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) or the Bloomberg Industry Classification Standard (BICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

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Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

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Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Fund Performance
The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year.
Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.
For current performance information, including yields, please visit ipro.americancentury.com.

Portfolio Management
Investment Advisor
American Century Investment Management, Inc.
Portfolio Managers
Richard Weiss, Chief Investment Officer - Multi-Asset Strategies, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2013.
Radu Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.
Scott Wilson, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.
G. David MacEwen, Co-Chief Investment Officer, has been chairman of the firm’s Asset Allocation Committee since December 2013.
Purchase and Sale of Fund Shares
The fund’s R6 Class shares may be purchased or redeemed only through certain employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants. To be eligible, the fund’s shares must be held through plan level or omnibus accounts held on the books of the fund. The fund is not available to retail accounts, traditional or Roth IRAs, SEP IRAs, SIMPLE IRAs, SARSEPs or Coverdell education savings accounts.
There is no minimum initial or subsequent investment amounts for R6 Class shares, but financial intermediaries or plan recordkeepers may require plans to meet different investment minimums.
Fund Reorganization
The Board of Directors has approved an agreement and plan of reorganization, whereby the net assets of the fund will be transferred to the One Choice 2060 Portfolio (the “Acquiring Fund”) in exchange for shares of the R6 Class of such fund (the “Reorganization”). The Board, including the Directors who are not deemed to be “interested persons” pursuant to Section 2(a)(19) of the Investment Company Act of 1940, as amended, considered the proposed Reorganization and determined that it is in the best interests of the fund and would not dilute the interests of the fund’s shareholders. The Reorganization does not require a shareholder vote.
The Reorganization is expected to be effective on October 20, 2017, as of the close of the New York Stock Exchange. Shareholders will receive shares of equal value of the R6 Class of the Acquiring Fund in exchange for their shares of the fund. The value of a shareholder’s account will not change as a result of the transaction.
It is expected that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss as a result of the Reorganization. Shareholders will receive a distribution of net income and/or realized gains, if any, prior to the Reorganization.
The fund and the Acquiring Fund have the same investment objectives and strategies, and their total expense ratios are expected to be the same.
For additional information about the Acquiring Fund, please refer to the Acquiring Fund’s prospectus and statement of additional information, which are available at americancentury.com and can also be obtained by calling us at 1-800-345-2021 (retail investors) or 1-800-345-6488 (financial professionals).
Tax Information
By investing in the fund through a tax-deferred account such as an employer-sponsored retirement plan, you will not be subject to tax on dividend or capital gains distributions from the fund. Withdrawals from such tax-deferred accounts may be subject to tax at a later date.

Objectives, Strategies and Risks
What are the funds’ investment objectives?
One Choice In Retirement Portfolio R6 seeks current income. Capital appreciation is a secondary objective.
Each of One Choice 2020 Portfolio R6, One Choice 2025 Portfolio R6, One Choice 2030 Portfolio R6, One Choice 2035 Portfolio R6, One Choice 2040 Portfolio R6, One Choice 2045 Portfolio R6, One Choice 2050 Portfolio R6, One Choice 2055 Portfolio R6 and One Choice 2060 Portfolio R6 seeks the highest total return consistent with its asset mix.

Total return includes capital appreciation plus dividend and interest income.
One Choice 2060 Portfolio R6’s objective is a nonfundamental investment policy and may be changed by the Board of Directors without shareholder approval upon 60 days’ notice to the shareholders.
What are the funds’ principal investment strategies?
Each fund invests in a combination of underlying American Century Investments funds. Each fund’s neutral mix is intended to diversify investments among various asset classes such as stocks, bonds and money market instruments. The neutral mix for One Choice In Retirement Portfolio R6 is expected to remain fixed over time. For each fund with a target date, the neutral mix will be adjusted in a step-like fashion. For example, assume the current stock weighting in One Choice 2035 Portfolio R6 is approximately 66% and the stock weighting in One Choice 2030 Portfolio R6 is approximately 60%. Over time, we would expect to reduce the stock weighting in One Choice 2035 Portfolio R6. Over a five year period the stock weighting would be reduced to approximately 60%. In effect, One Choice 2035 Portfolio R6 is expected to have the same stock weighting in five years as One Choice 2030 Portfolio R6 has now. By the time each fund reaches its target date, its neutral mix will become fixed and will match that of One Choice In Retirement Portfolio R6, which is currently 45% stock funds, 45% bond funds and 10% money market funds.
A fund with an earlier target date represents a more conservative choice. A fund with a later target date represents a more aggressive choice. The target date does not necessarily represent the specific year you expect to need your assets. It is intended only as a general guide and assumes a retirement age of 65.

The following table shows which underlying funds are currently being used within each asset class and the neutral mix for each individual underlying fund as of December 1, 2016, except the allocation to NT High Income Fund was changed from an equivalent allocation to High-Yield Fund on May 19, 2017.

Asset Class	Underlying Fund [1]	One Choice In Retirement Portfolio R6	One Choice 2020 Portfolio R6	One Choice 2025 Portfolio R6	One Choice 2030 Portfolio R6	One Choice 2035 Portfolio R6
Equity Securities (Stock Funds)
	NT Core Equity Plus Fund	3.00%	3.00%	3.00%	3.00%	3.25%
	NT Disciplined Growth Fund	1.50%	1.73%	2.10%	2.48%	2.85%
	NT Emerging Markets Fund	0.00%	0.75%	1.75%	2.55%	3.00%
	NT Equity Growth Fund	10.00%	9.75%	9.50%	9.35%	9.25%
	NT Global Real Estate Fund	1.00%	1.15%	1.40%	1.65%	1.90%
	NT Growth Fund	4.50%	5.01%	5.65%	6.76%	8.39%
	NT Heritage Fund	2.25%	2.71%	3.65%	4.34%	4.53%
	NT International Growth Fund	4.50%	4.63%	5.00%	5.48%	6.25%
	NT International Small-Mid Cap Fund	0.00%	0.19%	0.50%	0.81%	1.13%
	NT International Value Fund	2.25%	2.63%	3.25%	3.88%	4.50%
	NT Large Company Value Fund	9.50%	9.50%	9.75%	10.10%	10.50%
	NT Mid Cap Value Fund	4.50%	5.00%	5.75%	6.00%	6.00%
	NT Small Company Fund	2.00%	1.85%	1.60%	2.20%	2.95%
	TOTAL	45.00%	47.90%	52.90%	58.60%	64.50%
Fixed-Income Securities (Bond Funds)
	Global Bond Fund	7.00%	6.63%	6.00%	5.38%	4.75%
	NT High Income Fund	3.80%	3.75%	3.55%	3.30%	3.00%
	Inflation-Adjusted Bond Fund	1.50%	2.35%	3.60%	4.60%	5.25%
	International Bond Fund	5.00%	4.75%	4.20%	2.80%	0.80%
	NT Diversified Bond Fund	21.60%	20.97%	20.20%	18.32%	16.05%
	Short Duration Inflation Protection Bond Fund	6.10%	5.15%	3.55%	2.00%	0.65%
	TOTAL	45.00%	43.60%	41.10%	36.40%	30.50%
Cash Equivalents (Money Market Fund)
	U.S. Government Money Market Fund	10.00%	8.50%	6.00%	5.00%	5.00%
	TOTAL	10.00%	8.50%	6.00%	5.00%	5.00%
1 The funds invest in the G Class of each underlying fund.

Asset Class	Underlying Fund [1]	One Choice 2040 Portfolio R6	One Choice 2045 Portfolio R6	One Choice 2050 Portfolio R6	One Choice 2055 Portfolio R6	One Choice 2060 Portfolio R6
Equity Securities (Stock Funds)
	NT Core Equity Plus Fund	3.25%	3.75%	4.50%	4.50%	4.50%
	NT Disciplined Growth Fund	3.08%	3.20%	3.33%	3.45%	3.50%
	NT Emerging Markets Fund	3.75%	4.75%	5.75%	6.25%	6.50%
	NT Equity Growth Fund	9.75%	10.25%	10.25%	10.50%	10.75%
	NT Global Real Estate Fund	2.15%	2.40%	2.65%	2.90%	3.00%
	NT Growth Fund	9.38%	10.20%	10.75%	10.80%	11.00%
	NT Heritage Fund	5.46%	6.40%	6.59%	6.78%	6.75%
	NT International Growth Fund	6.68%	6.80%	6.68%	6.30%	6.00%
	NT International Small-Mid Cap Fund	1.44%	1.75%	2.06%	2.38%	2.50%
	NT International Value Fund	4.86%	5.05%	5.24%	5.43%	5.50%
	NT Large Company Value Fund	11.54%	12.60%	13.41%	13.98%	14.25%
	NT Mid Cap Value Fund	6.31%	7.00%	6.94%	6.88%	6.75%
	NT Small Company Fund	3.15%	3.00%	3.25%	3.75%	4.00%
	TOTAL	70.80%	77.15%	81.40%	83.90%	85.00%
Fixed-Income Securities (Bond Funds)
	Global Bond Fund	4.28%	3.90%	3.53%	3.15%	3.00%
	NT High Income Fund	2.55%	2.15%	1.85%	1.60%	1.50%
	Inflation-Adjusted Bond Fund	5.15%	4.30%	3.70%	3.20%	3.00%
	International Bond Fund	0.00%	0.00%	0.00%	0.00%	0.00%
	NT Diversified Bond Fund	13.72%	11.50%	9.52%	8.15%	7.50%
	Short Duration Inflation Protection Bond Fund	0.00%	0.00%	0.00%	0.00%	0.00%
	TOTAL	25.70%	21.85%	18.60%	16.10%	15.00%
Cash Equivalents (Money Market Fund)
	U.S. Government Money Market Fund	3.50%	1.00%	0.00%	0.00%	0.00%
	TOTAL	3.50%	1.00%	0.00%	0.00%	0.00%
1 The funds invest in the G Class of each underlying fund.
In order to better balance risks in changing market environments, the portfolio managers may make modest deviations from the neutral mix in light of prevailing market conditions. We reserve the right to modify the neutral mix and underlying fund weightings and to substitute other underlying funds from time to time should circumstances warrant a change.
The portfolio managers regularly review each fund to determine whether rebalancing is appropriate.
A description of the policies and procedures with respect to the disclosure of the funds’ portfolio securities is available in the statement of additional information.
What are the underlying funds’ investment techniques?
The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. companies. They also include investments in the real estate sector as well as foreign stocks from developed and emerging markets.
The growth strategy looks for stocks of companies the portfolio managers believe will increase in value over time. In implementing this strategy, the portfolio managers use a variety of analytical research tools and techniques to identify stocks of companies demonstrating accelerating earnings or revenue growth rates, stock price momentum, increasing cash flows, or other indications of the relative strength of a company’s business. The value investment discipline seeks capital growth by investing in equity securities of companies that the funds’ portfolio managers believe to be temporarily undervalued. For underlying funds that are quantitatively managed, the managers utilize quantitative, computer-driven models to construct and manage portfolios that they believe provide the optimal balance between risk and expected return.

The underlying bond funds represent a diverse range of fixed-income investments that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international).
The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. If the issuer of a security purchased by the fund is subsequently found to be classified in the tobacco industry (due to acquisition, merger or otherwise), the underlying fund will sell the security as soon as reasonably possible.
A brief description of each of the underlying funds follows. Additional details are available in the statement of additional information and the underlying funds’ prospectuses, which are available on our website at ipro.americancentury.com.
Stock Funds
NT Core Equity Plus seeks long-term capital growth. It uses a quantitative model and invests primarily in large publicly traded U.S. companies. It invests approximately 130% of its assets in long positions, while 30% of its assets are sold short.
NT Disciplined Growth seeks long-term capital growth. It uses a quantitative model and invests primarily in large publicly traded U.S. companies.
NT Emerging Markets seeks capital growth. It uses a growth investment strategy and invests primarily in securities of companies located in emerging market countries.
NT Equity Growth seeks long-term capital growth. It uses a quantitative investment strategy to construct an optimized portfolio drawn primarily from large publicly traded U.S. companies without regard to dividend yield.
NT Global Real Estate seeks high total investment return through a combination of capital appreciation and current income. It invests primarily in equity securities issued by real estate investment trusts (REITs) and other companies engaged in the real estate industry located in developed countries world-wide.
NT Growth seeks long-term capital growth. It uses a growth investment strategy and generally invests in larger U.S. companies.
NT Heritage seeks long-term capital growth. It uses a growth investment strategy and generally invests in medium-sized and smaller U.S. companies.
NT International Growth seeks capital growth. It uses a growth investment strategy and invests primarily in securities of companies located in developed countries other than the United States.
NT International Small-Mid Cap seeks capital growth. It uses a growth investment strategy and invests primarily in securities of small- to medium-sized companies located in foreign developed countries.
NT International Value seeks long-term capital growth. It uses a quantitative investment strategy to construct an optimized portfolio drawn primarily from securities of companies located outside the United States that are believed to be undervalued by the market.
NT Large Company Value seeks long-term capital growth with income as a secondary objective. It uses a value investment strategy and invests primarily in larger U.S. companies.
NT Mid Cap Value seeks long-term capital growth with income as a secondary objective. It uses a value investment strategy and invests primarily in medium-sized U.S. companies.
NT Small Company seeks long-term capital growth. It uses a quantitative investment strategy and invests primarily in smaller U.S. companies.
Bond Funds
Global Bond seeks long-term total return by investing primarily in government and corporate bonds, which may be payable in U.S. or foreign currencies. The fund invests primarily in debt securities of issuers located in developed countries world-wide, but may also invest in emerging market debt securities.
NT High Income seeks current yield and capital growth. The fund invests primarily in high-yield corporate bonds and other debt instruments with an emphasis on those that are rated below investment grade.
Inflation-Adjusted Bond seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.
International Bond seeks total return by investing primarily in non-dollar-denominated debt securities issued by foreign governments and foreign companies.
NT Diversified Bond seeks a high level of income by investing primarily in high- and medium-grade non-money market debt securities. These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities and securities backed by mortgages or other assets.
Short Duration Inflation Protection Bond pursues total return using a strategy that seeks to protect against U.S. inflation. The fund invests primarily in inflation-linked debt securities and the weighted average duration of its portfolio must be five years or shorter.

Money Market Fund
U.S. Government Money Market seeks current income while maintaining liquidity and preserving capital by investing at least 99.5% of its assets in cash, government securities, and/or fully collateralized repurchase agreements.
What are the principal risks of investing in the funds?
Each fund’s performance and risks depend in part on the managers’ skill in determining the fund’s neutral mix, selecting and weighting the underlying funds, and implementing any deviations from the neutral mix.
There is a risk that the managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.
Each fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. Some of these risks relate to investments in stocks. Others relate primarily to fixed-income or foreign investments. The degree to which the risks described below apply to a particular fund varies according to its asset allocation.
The fund may hold a significant percentage of the shares of an underlying fund. As a result, the fund’s investments in an underlying American Century Investments fund may create a conflict of interest for the advisor.
Market performance tends to be cyclical. In the various cycles, certain investment styles, such as growth and value styles, may fall in and out of favor. If the market is not favoring an underlying fund’s style, that fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.
Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized. If the portfolio managers’ assessment of a company’s prospects for earnings or growth or how other investors will value the company’s earnings growth is incorrect, the price of the company’s stock may fall or fail to reach the value the managers have placed on it. Growth stock prices tend to fluctuate more dramatically than the overall stock market.
Similarly, if the market does not consider the individual stocks purchased by a value fund to be undervalued, the fund’s shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.
Underlying funds that invest in mid-sized and smaller companies may be more volatile, and subject to greater short-term risk, than funds that invest in larger companies. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies. In addition, smaller companies may have less publicly available information.
The value of an underlying fund’s fixed-income securities will be affected by rising or falling interest rates. Generally interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise; when interest rates rise, prices fall. Funds with longer weighted maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the funds’ performance.

Fixed-income securities are rated by nationally recognized securities rating organizations (SROs), such as Moody’s and Standard & Poor’s. Each SRO has its own system for classifying securities, but each tries to indicate a company’s ability to make timely payments of interest and principal.

The value of an underlying fund’s fixed-income securities also will be affected by the inability or perceived inability of the issuers of these securities to make payments of interest and principal as they become due.
The lowest-rated investment-grade bonds in which the underlying funds may invest contain some speculative characteristics. Having those bonds in the funds’ portfolios means the funds’ values may go down more if interest rates or other economic conditions change than if the funds contained only higher-rated bonds. In addition, higher-risk high-yield securities, which are below investment-grade and sometimes referred to as junk bonds, are considered to be predominantly speculative and are more likely to be negatively affected by changes in interest rates or other economic conditions.
Some of the underlying funds invest in foreign securities. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Investing in securities of companies located in emerging market countries is also riskier than investing in securities of companies located in foreign developed countries.
Investing in securities of issuers located in emerging market countries generally is riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

An investment in the fund may be subject to many of the same risks as a direct investment in real estate. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning and natural disasters. This is due to the fact that the value of the fund’s investments may be affected by the value of the real estate owned by the companies in which it invests.
The underlying funds do not invest in certain tobacco-related securities. As a result, the underlying fund may forego a profitable investment opportunity or sell a security when it may be disadvantageous to do so.
The value of an underlying fund’s shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down, depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.
These funds are intended for investors who seek a diversified investment whose asset mix becomes more conservative over time, and who are willing to accept the risks associated with the funds’ multi-asset strategies.
A fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. A fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining pricing for the securities sold or when the securities the fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs or have tax consequences. To the extent that a large shareholder (including a 529 college savings plan) invests in a fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets. Although the advisor seeks to minimize the impact of such transactions where possible, a fund’s performance may be adversely affected.
At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the funds, including losses near to, at, or after retirement. There is no guarantee that a fund will provide adequate income at or through your retirement.
What will happen when a fund reaches its target date?
When a fund reaches its most conservative planned neutral mix, which is expected to occur on approximately November 30 of the year before the target date, its neutral mix will become fixed and will match that of One Choice In Retirement Portfolio R6. Thereafter, the fund’s Board of Directors, without a vote of shareholders, may approve combining such fund with One Choice In Retirement Portfolio R6. Once the combination occurs, shareholders of the fund will become shareholders of One Choice In Retirement Portfolio R6.

Management
Who manages the funds?
The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.
The Board of Directors
The Board of Directors is responsible for overseeing the advisor’s management and operations of the funds pursuant to the management agreement. In performing their duties, Board members receive detailed information about the funds and their advisor regularly throughout the year, and meet at least quarterly with management of the advisor to review reports about fund operations. The directors’ role is to provide oversight and not to provide day-to-day management. More than three-fourths of the directors are independent of the funds’ advisor. They are not employees, directors or officers of, and have no financial interest in, the advisor or any of its affiliated companies (other than as shareholders of American Century Investments funds), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act of 1940. The directors also serve in that capacity for many of the underlying funds.
The Investment Advisor
The funds’ investment advisor is American Century Investment Management, Inc. (the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.
The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of the underlying American Century Investments funds in which they invest. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate. Additionally, the advisor is responsible for the selection and management of the underlying funds’ portfolio investments.
Prior to July 31, 2017, the advisor did not receive a management fee for managing the funds. However, the advisor did receive a management fee for managing the underlying funds.
Beginning July 31, 2017, for certain services it provides to each fund and the underlying funds, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. The amount of the fee is calculated daily and paid monthly in arrears. Out of that fee, the advisor pays all expenses of managing and operating that fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.

Management Fees Paid by the Fund to the Advisor as a Percentage of Average Net Assets for the Fiscal Year Ended July 31, 2016	R6 Class
One Choice In Retirement Portfolio R6	N/A1
One Choice 2020 Portfolio R6	N/A1
One Choice 2025 Portfolio R6	N/A1
One Choice 2030 Portfolio R6	N/A1
One Choice 2035 Portfolio R6	N/A1
One Choice 2040 Portfolio R6	N/A1
One Choice 2045 Portfolio R6	N/A1
One Choice 2050 Portfolio R6	N/A1
One Choice 2055 Portfolio R6	N/A1
One Choice 2060 Portfolio R6	N/A1

[1]	No class of any fund had a management fee as of July 31, 2016. The current management fees for the funds are as follows, less any applicable fee waivers:

R6 Class
One Choice In Retirement Portfolio R6	0.52%
One Choice 2020 Portfolio R6	0.52%
One Choice 2025 Portfolio R6	0.54%
One Choice 2030 Portfolio R6	0.55%
One Choice 2035 Portfolio R6	0.57%
One Choice 2040 Portfolio R6	0.58%
One Choice 2045 Portfolio R6	0.60%
One Choice 2050 Portfolio R6	0.62%
One Choice 2055 Portfolio R6	0.63%
One Choice 2060 Portfolio R6	0.63%
A discussion regarding the basis for the Board of Directors’ approval of the funds’ investment advisory agreement with the advisor is available in the funds’ annual report to shareholders dated July 31, 2016. A discussion regarding the basis for the Board of Directors’ approval of the funds’ investment advisory agreement in connection with the fee structure change beginning July 31, 2017 discussed above will be available in the funds’ annual report to shareholders dated July 31, 2017.
The Fund Management Team
The advisor uses a team of portfolio managers to manage the funds. The following portfolio managers are jointly and primarily responsible for coordinating the funds’ activities, including determining appropriate asset allocations, reviewing overall fund compositions for compliance with stated investment objectives and strategies, and monitoring cash flows. The team meets as necessary to review the funds’ target allocations.
Richard Weiss
Mr. Weiss, Chief Investment Officer - Multi-Asset Strategies, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since 2013. He joined American Century Investments in 2010. From 1999 to 2010, he was executive vice president and chief investment officer for City National Bank. He has a bachelor’s degree in economics from The Wharton School at the University of Pennsylvania and an MBA in finance/econometrics from the University of Chicago, Graduate School of Business.
Radu Gabudean, Ph.D.
Dr. Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the funds since 2013. He joined American Century Investments in 2013. From 2011 until 2013, he was vice president of quantitative investment strategies at Barclays Capital, and from 2007 to 2011 he was vice president of quantitative portfolio modeling at Lehman Brothers/Barclays Capital. He has a bachelor’s degree in economics from York University, Toronto, Canada, and a Ph.D. in finance from New York University, Stern School of Business.
Scott Wilson
Mr. Wilson, Vice President and Portfolio Manager, has been a member of the team that manages the funds since 2013. He joined American Century Investments in 1992, became an analyst in 1994 and a portfolio manager in 2011. He has a bachelor’s degree in business administration from Pepperdine University and is a CFA charterholder.
The following portfolio manager serves as chairman of the firm’s Asset Allocation Committee, which is responsible for reviewing portfolio performance and approving strategic investment policy decisions for the funds.
G. David MacEwen
Mr. MacEwen, Co-Chief Investment Officer, has served on teams managing fixed-income investments since joining the advisor in 1991. He also serves as a member of the Asset Allocation Committee and became chairman of the Committee in December 2013. Mr. MacEwen has a bachelor’s degree in economics from Boston University and an MBA in finance from the University of Delaware.
The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation, and their ownership of fund securities.
Fundamental Investment Policies
Shareholders must approve any change to the fundamental investment policies contained in the statement of additional information, as well as any change to the investment objectives of all the funds, except One Choice 2060 Portfolio R6. The Board of Directors and/or the advisor may change any other policies or investment strategies described in this prospectus or otherwise used in the operation of the funds at any time, including One Choice 2060 Portfolio R6’s investment objective, subject to applicable notice provisions.

Investing Through a Financial Intermediary
The funds’ R6 Class shares are available for purchase without sales charges or commissions by participants in certain employer-sponsored retirement plans. R6 Class shares may be purchased or redeemed only through employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants. Your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of the financial intermediary or employer-sponsored retirement plan through which you invest. For more information regarding employer-sponsored retirement plan types, please see Buying and Selling Fund Shares in the statement of additional information.

Financial intermediaries include banks, broker-dealers, insurance companies, plan sponsors and financial professionals.
Some policy differences may include

•	minimum investment requirements

•	exchange policies

•	fund choices

•	cutoff time for investments

•	trading restrictions
Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century Investments’ transfer agent. However, American Century Investments does not pay any service, distribution or administrative fees to financial intermediaries for R6 Class shares.
In some circumstances, the advisor may pay financial intermediaries a fee for promotional services, including business planning assistance, educating personnel about the funds, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about American Century Investments’ funds and may cover the expenses associated with attendance at such meetings, including travel costs. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result, the total expense ratio of the funds will not be affected by any such payments.
There may be additional expenses charged by your employer-sponsored retirement plan. Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds’ annual report, semiannual report and statement of additional information are available from your financial intermediary or plan sponsor.
The funds have authorized certain financial intermediaries to accept orders on the funds’ behalf. American Century Investments has selling agreements with these financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the financial intermediary on the funds’ behalf before the time the net asset value is determined in order to receive that day’s share price. If those orders are transmitted to American Century Investments and paid for in accordance with the selling agreement, they will be priced at the net asset value next determined after your request is received in the form required by the financial intermediary.
If you submit a transaction request through a financial intermediary that does not have a selling agreement with us, or if the financial intermediary’s selling agreement does not cover the type of account or share class requested, we may reject or cancel the transaction without prior notice to you or the intermediary.
Moving Between Share Classes and Accounts
You may move your investment between share classes (within the same fund or between different funds) in certain circumstances deemed appropriate by American Century Investments. You also may move investments held in certain accounts to a different type of account if you meet certain criteria. Please contact your financial professional for more information about moving between share classes or account types.

See Additional Policies Affecting Your Investment for more information about investing with us.

Additional Policies Affecting Your Investment
Eligibility and Minimum Investment Amounts for R6 Class Shares
The funds’ R6 Class shares are available only through employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants. To be eligible, plan level or omnibus accounts must be held on the books of the fund. American Century does not impose plan size or participant number requirements by class, however, financial intermediaries or plan recordkeepers may require plans to meet different requirements. R6 Class shares are not available to retail accounts, traditional or Roth IRAs, SEP IRAs, SIMPLE IRAs, SARSEPs or Coverdell education savings accounts.
There is no minimum initial investment amount or subsequent investment amount for R6 Class shares, but financial intermediaries or plan recordkeepers may require plans to meet different investment minimums.
Redemptions
Your redemption proceeds will be calculated using the net asset value (NAV) next determined after we receive your transaction request in good order.
However, we reserve the right to delay delivery of redemption proceeds up to seven days. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the statement of additional information.
Small Distributions and Uncashed Distribution Checks
Generally, dividends and distributions cannot be paid by check for an amount less than $50. Any such amount will be automatically reinvested in additional shares. The fund reserves the right to reinvest any dividend or distribution amount you elect to receive by check if your check is returned as undeliverable or if you do not cash your check within six months. Interest will not accrue on the amount of your uncashed check. We will reinvest your check into your account at the NAV on the day of reinvestment. When reinvested, those amounts are subject to the risk of loss like any other fund investment. We also reserve the right to change your election to receive dividends and distributions in cash after a check is returned undeliverable or uncashed for the six month period, and we may automatically reinvest all future dividends and distributions at the NAV on the date of the payment.
Canceling a Transaction
American Century Investments will use its best efforts to honor your request to revoke a transaction instruction if your revocation request is received prior to the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. Eastern time) on the trade date of the transaction. Once processing has begun, or the NYSE has closed on the trade date, the transaction can no longer be canceled. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.
Signature Guarantees
A signature guarantee — which is different from a notarized signature — is a warranty that the signature presented is genuine. We reserve the right to require a signature guarantee, or we may employ other security measures, such as signature comparison or notarized signature, at our discretion.
Frequent Trading Practices
Frequent trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. Additionally, because the funds invest in other American Century Investments mutual funds, frequent trading and other abusive trading activity in the funds may disrupt the underlying funds’ portfolio management strategies and harm their performance. If the cumulative amount of frequent trading activity is significant relative to an underlying fund’s net assets, the underlying fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, each fund, as a shareholder of the underlying funds, would indirectly bear its pro rata share of the additional expenses incurred by the underlying funds. Accordingly, the funds’ performance could be negatively impacted by the increased trading costs created by frequent trading if the additional trading costs are significant.
Because of the potentially harmful effects of abusive trading practices, the funds’ Board of Directors has approved American Century Investments’ abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available for securities held by the underlying funds. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century Investments seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.
American Century Investments uses a variety of techniques to monitor for and detect frequent trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with American Century Investments. They may change from time to time as determined by American Century Investments in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of frequent trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.
Currently, for shares held directly with American Century Investments, we may deem the sale of all or a substantial portion of a shareholder’s purchase of fund shares to be frequent trading if the sale is made

•	within seven days of the purchase, or

•	within 30 days of the purchase, if it happens more than once per year.
To the extent practicable, we try to use the same approach for defining frequent trading for shares held through financial intermediaries. American Century Investments reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.
The frequent trading limitations do not apply to the following types of transactions:

•	purchases of shares through reinvested distributions (dividends and capital gains);

•	redemption of shares to pay fund or account fees;

•	CheckWriting redemptions;

•	redemptions requested following the death of a registered shareholder;

•	transactions through automatic purchase or redemption plans;

•	transfers and re-registrations of shares within the same fund;

•	shares exchanged from one share class to another within the same fund;

•	transactions by 529 college savings plans; and

•	reallocation or rebalancing transactions in broker-dealer sponsored fee-based wrap and advisory programs.
For shares held in employer-sponsored retirement plans, generally only participant-directed exchange transactions are subject to the frequent trading restrictions. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, or SARSEPs.
In addition, American Century Investments reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.
American Century Investments’ policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century Investments handles, there can be no assurance that American Century Investments’ efforts will identify all trades or trading practices that may be considered abusive. American Century Investments monitors aggregate trades placed in omnibus accounts and works with financial intermediaries to identify shareholders engaging in abusive trading practices and impose restrictions to discourage such practices. Because American Century Investments relies on financial intermediaries to provide information and impose restrictions, our ability to monitor and discourage abusive trading practices in omnibus accounts may be dependent upon the intermediaries’ timely performance of such duties and restrictions may not be applied uniformly in all cases.
Right to Change Policies
We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. In accordance with applicable law, we also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

Share Price and Distributions
Share Price
American Century Investments will price the fund shares you purchase, exchange or redeem based on the net asset value (NAV) next determined after your order is received in good order by the fund’s transfer agent, or other financial intermediary with the authority to accept orders on the fund’s behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV.

The net asset value, or NAV, of each class of a fund is the current value of the fund’s assets attributable to the class, minus any liabilities, divided by the number of shares of the class outstanding.

Each fund’s NAV is calculated based upon the NAVs of the underlying funds in which the fund invests. The prospectuses for the underlying funds explain the methods used to value underlying fund shares, including the circumstances under which those funds may use fair value pricing and the effects of doing so.
Trading in foreign markets of securities that are held by the underlying funds may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the underlying funds’ NAVs are not calculated. So, the value of the underlying funds’ portfolios and consequently the funds’ portfolios may be affected on days when you will not be able to purchase, exchange or redeem fund shares.
Distributions
Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the funds should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as capital gains realized by the fund on the sale of its investment securities.

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.
Distributions of substantially all of its income is paid quarterly for One Choice In Retirement Portfolio R6 and annually for One Choice 2020 Portfolio R6, One Choice 2025 Portfolio R6, One Choice 2030 Portfolio R6, One Choice 2035 Portfolio R6, One Choice 2040 Portfolio R6, One Choice 2045 Portfolio R6, One Choice 2050 Portfolio R6, One Choice 2055 Portfolio R6 and One Choice 2060 Portfolio R6. Distributions from realized capital gains for all the funds are generally paid annually, usually in December. The funds may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.
You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.
Generally, participants in tax-deferred retirement plans reinvest all distributions.
Taxes
Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.
Tax-Deferred Accounts
If you purchase fund shares through a tax-deferred account, such as an employer-sponsored retirement plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Financial Highlights
Understanding the Financial Highlights
The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years (or a shorter period if the share class is not five years old).
On a per-share basis, the table includes as appropriate

•	share price at the beginning of the period

•	investment income and capital gains or losses

•	distributions of income and capital gains paid to investors

•	share price at the end of the period
The table also includes some key statistics for the period as appropriate

•	Total Return – the overall percentage of return of the fund, assuming the reinvestment of all distributions

•	Expense Ratio – the operating expenses of the fund as a percentage of average net assets

•	Net Income Ratio – the net investment income of the fund as a percentage of average net assets

•	Portfolio Turnover – the percentage of the fund’s investment portfolio that is replaced during the period
The Financial Highlights that follow have been audited by Deloitte & Touche LLP. Their Report of Independent Registered Public Accounting Firm and the financial statements and financial highlights are included in the funds’ annual report, which is available upon request.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice In Retirement Portfolio R6 — R6 Class
2016	$10.49	0.20	0.10	0.30	(0.19)	(0.01)	(0.20)	$10.59	2.98%	0.00%(4)	1.94%	22%	$140,291
2015	$10.62	0.17	0.26	0.43	(0.25)	(0.31)	(0.56)	$10.49	4.14%	0.00%(4)	1.59%	42%	$80,452
2014	$10.00	0.23	0.61	0.84	(0.22)	—	(0.22)	$10.62	8.46%	0.00%(4)	2.16%	34%	$11,492
2013(5)	$10.00	—	—	—	—	—	—	$10.00	0.00%	0.00%	0.00%	0%	$25
One Choice 2020 Portfolio R6 — R6 Class
2016	$10.93	0.21	0.10	0.31	(0.18)	(0.15)	(0.33)	$10.91	2.92%	0.00%(4)	1.97%	17%	$196,403
2015	$10.77	0.23	0.25	0.48	(0.24)	(0.08)	(0.32)	$10.93	4.55%	0.00%(4)	2.07%	26%	$119,077
2014	$10.00	0.25	0.67	0.92	(0.15)	—	(0.15)	$10.77	9.24%	0.00%(4)	2.36%	43%	$42,086
2013(5)	$10.00	—	—	—	—	—	—	$10.00	0.00%	0.00%	0.00%	0%	$25
One Choice 2025 Portfolio R6 — R6 Class
2016	$11.11	0.21	0.08	0.29	(0.19)	(0.15)	(0.34)	$11.06	2.81%	0.00%(4)	2.01%	12%	$228,792
2015	$10.85	0.22	0.33	0.55	(0.24)	(0.05)	(0.29)	$11.11	5.05%	0.00%(4)	1.97%	27%	$123,508
2014	$10.00	0.22	0.78	1.00	(0.15)	—	(0.15)	$10.85	10.04%	0.00%(4)	2.04%	18%	$40,765
2013(5)	$10.00	—	—	—	—	—	—	$10.00	0.00%	0.00%	0.00%	0%	$25
One Choice 2030 Portfolio R6 — R6 Class
2016	$11.22	0.22	0.02	0.24	(0.19)	(0.16)	(0.35)	$11.11	2.33%	0.00%(4)	2.06%	11%	$227,977
2015	$10.88	0.22	0.42	0.64	(0.23)	(0.07)	(0.30)	$11.22	5.94%	0.00%(4)	1.96%	27%	$125,170
2014	$10.00	0.23	0.81	1.04	(0.16)	—	(0.16)	$10.88	10.48%	0.00%(4)	2.13%	23%	$36,277
2013(5)	$10.00	—	—	—	—	—	—	$10.00	0.00%	0.00%	0.00%	0%	$25
One Choice 2035 Portfolio R6 — R6 Class
2016	$11.37	0.22	(0.03)(8)	0.19	(0.19)	(0.21)	(0.40)	$11.16	1.86%	0.00%(4)	2.06%	11%	$180,495
2015	$10.93	0.23	0.50	0.73	(0.23)	(0.06)	(0.29)	$11.37	6.74%	0.00%(4)	2.00%	28%	$94,600
2014	$10.00	0.24	0.87	1.11	(0.18)	—	(0.18)	$10.93	11.18%	0.00%(4)	2.19%	12%	$31,453
2013(5)	$10.00	—	—	—	—	—	—	$10.00	0.00%	0.00%	0.00%	0%	$25
One Choice 2040 Portfolio R6 — R6 Class
2016	$11.46	0.22	(0.06)(8)	0.16	(0.19)	(0.22)	(0.41)	$11.21	1.62%	0.00%(4)	2.08%	15%	$148,898
2015	$11.01	0.24	0.54	0.78	(0.25)	(0.08)	(0.33)	$11.46	7.15%	0.00%(4)	2.08%	25%	$79,603
2014	$10.00	0.24	0.96	1.20	(0.19)	—	(0.19)	$11.01	12.13%	0.00%(4)	2.25%	11%	$27,859
2013(5)	$10.00	—	—	—	—	—	—	$10.00	0.00%	0.00%	0.00%	0%	$25

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2045 Portfolio R6 — R6 Class
2016	$11.57	0.23	(0.08)(8)	0.15	(0.20)	(0.25)	(0.45)	$11.27	1.56%	0.00%(4)	2.09%	9%	$114,011
2015	$11.06	0.24	0.61	0.85	(0.26)	(0.08)	(0.34)	$11.57	7.72%	0.00%(4)	2.11%	29%	$60,848
2014	$10.00	0.23	1.02	1.25	(0.19)	—	(0.19)	$11.06	12.62%	0.00%(4)	2.13%	12%	$22,698
2013(5)	$10.00	—	—	—	—	—	—	$10.00	0.00%	0.00%	0.00%	0%	$25
One Choice 2050 Portfolio R6 — R6 Class
2016	$11.58	0.22	(0.08)(8)	0.14	(0.20)	(0.27)	(0.47)	$11.25	1.43%	0.00%(4)	2.08%	7%	$76,246
2015	$11.07	0.24	0.61	0.85	(0.26)	(0.08)	(0.34)	$11.58	7.76%	0.00%(4)	2.11%	26%	$42,162
2014	$10.00	0.23	1.05	1.28	(0.21)	—	(0.21)	$11.07	12.88%	0.00%(4)	2.11%	13%	$16,981
2013(5)	$10.00	—	—	—	—	—	—	$10.00	0.00%	0.00%	0.00%	0%	$25
One Choice 2055 Portfolio R6 — R6 Class
2016	$11.76	0.22	(0.08)(8)	0.14	(0.21)	(0.26)	(0.47)	$11.43	1.39%	0.00%(4)	2.02%	14%	$38,131
2015	$11.16	0.24	0.63	0.87	(0.26)	(0.01)	(0.27)	$11.76	7.90%	0.00%(4)	2.08%	25%	$19,006
2014	$10.00	0.13	1.19	1.32	(0.16)	—	(0.16)	$11.16	13.22%	0.00%(4)	1.14%	23%	$7,209
2013(5)	$10.00	—	—	—	—	—	—	$10.00	0.00%	0.00%	0.00%	0%	$25
One Choice 2060 Portfolio R6 — R6 Class
2016(6)	$10.00	0.13	0.90	1.03	(0.15)	—	(0.15)	$10.88	10.39%	0.00%(4)(7)	1.47%(7)	45%	$350

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Ratio was less than 0.005%.

(5)	For the one day period ended July 31, 2013 (fund inception).

(6)	September 30, 2015 (fund inception) through July 31, 2016.

(7)	Annualized.

(8)
Per-share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

Notes

Notes

Where to Find More Information
Annual and Semiannual Reports
Additional information about the funds’ investments is available in the funds’ annual and semiannual reports to shareholders. In the funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each fund’s performance during its last fiscal year. This prospectus incorporates by reference the Report of Independent Registered Public Accounting Firm and the financial statements included in the funds’ annual report to shareholders, dated July 31, 2016.
Statement of Additional Information (SAI)
The SAI contains a more detailed legal description of the funds’ operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don’t request a copy.
You may obtain a free copy of the SAI, annual reports and semiannual reports, and you may ask questions about the funds or your accounts, online at ipro.americancentury.com, by contacting American Century Investments at the addresses or telephone numbers listed below or by contacting your financial intermediary.
The Securities and Exchange Commission (SEC)
Information about the funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the funds are available on the EDGAR database on the SEC’s website at sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

This prospectus shall not constitute an offer to sell securities of the funds in any state, territory, or other jurisdiction where the funds’ shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

American Century Investments
ipro.americancentury.com

Financial Professionals
P.O. Box 419385
Kansas City, Missouri 64141-6385
1-800-345-6488

Investment Company Act File No. 811-21591
CL-PRS-92597  1707